Investments	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments
6.	INVESTMENTS

Short-term investments

The Group’s short-term investments consist of trading securities and available-for-sale investments. The carrying amount and fair value of the Group’s trading securities and short-term available-for-sale investments as of December 31, 2014 and 2015 were as follows:

	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	$253	$92	$(172)	$-	$173
Available-for-sale securities:
Listed equity securities	51,747	1,667	(9,856)	-	43,558
Bank financial products	14,505	-	-	-	14,505
Others	500	-	-	-	500
Short-term investment	$67,005	$1,759	$(10,028)	$-	$58,736

	As of December 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	$173	$60	$(53)	$-	$180
Available-for-sale securities:
Bank financial products	31,868	-	-	-	31,868
Others	500	-	-	-	500
Short-term investment	$32,541	$60	$(53)	$-	$32,548

The management of the Group determined that there was $nil, $nil and $11,166 impairment loss on such investment during the years ended December 31, 2013, 2014 and 2015.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

Cost-method investments

The carrying amount of Company’s all cost method investments was $137,134 and $171,924 as of December 31, 2014 and 2015, respectively. The Group held less than 20% equity interest in its cost method investments except for the below investment:

By 2015, the Group invested total consideration of $17,482 in entities, with equity interests ranging from 22.91% to 38.11%. The Group used the cost method to account for these investments though the Group held over 20% of its voting stock since the Group did not have the ability to exercise significant influence over the operating and financing activities of these investees.

The total impairment losses on cost method investments were $867, $578 and $28,450 during the years ended December 31, 2013, 2014 and 2015, respectively.

Equity-method investments

The carrying amount of Company’s equity method investments was $130,201 and $818,298 as of December 31, 2014 and 2015, respectively, with voting interests ranging from 10% to 65%. Details of the significant investments are as follows:

(i)	In 2015, the Group invested total cash consideration of $454,050 to set up a joint venture with a leading smartphone manufacturer in China. The joint venture will focus on mobile terminal products that are distributed through Internet as the primary channel. As of December 31, 2015, the Group held 49.5% equity interest with a carrying amount is $425,340.

In 2015, due to additional capital injection from third party investors into a subsidiary, which was deconsolidated and accounted for as an equity method investee. The Group recognized a gain of $62,877 from the deconsolidation in the year ended December 31, 2015.

The Group summarizes the condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X. The summarized financial information of the equity method investments were as follows:

	December 31,
	2014	2015

Current assets	$178,320	$907,296
Non-current assets	$75,211	$125,256
Current liabilities	$35,170	$115,459
Non-current liabilities	$2,592	$19,789

	For the years ended December 31,
	2013	2014	2015

Total revenues	$4,394	$67,123	$324,701
Gross profits	$3,790	$19,654	$71,623
Loss from operations	$(13,196)	$(47,990)	$(150,387)
Net loss	$(13,208)	$(47,984)	$(149,604)

The Group shared loss of $2,747, $18,906 and $61,539 from its equity method investments during the years end December 31, 2013, 2014 and 2015, respectively.

The total impairment losses on equity method investments were $4,137, $1,943 and $16,548 during the years ended December 31, 2013, 2014 and 2015, respectively.

Available-for-sale investments

The carrying amount and fair value of the Group’s available-for-sale investments were $47,644 and $35,884 as follows as of December 31, 2014 and 2015.

	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Long-term investment:
Available-for-sale securities:
Listed equity securities	$57,335	$9,988	$(19,679)	$-	$47,644

	As of December 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Long-term investment:
Available-for-sale securities:
Listed equity securities	$30,207	$7,543	$(9,337)	$-	$28,413
Debt Securities	$7,471	$-	$-	$-	$7,471

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators such as market condition for the investees’ industry and products and services. No impairment loss on available-for-sale investments was recognized for the years end December 31, 2013, 2014 and 2015.